UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   January 17, 2026 to February 18, 2026

Commission File Number of issuing entity:  333-206582-02

Central Index Key Number of issuing entity:  0001669990

Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-206582

Central Index Key Number of depositor:  0001547361

Morgan Stanley Capital I Inc.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001102113

Bank of America, National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541557

Morgan Stanley Mortgage Capital Holdings LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001682532

Starwood Mortgage Funding III LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001089877

KeyBank National Association
(Exact name of sponsor as specified in its charter)

Jane Lam (212) 761-4000
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3991402
38-3991403
38-7145119
(I.R.S. Employer Identification No.)

c/o Computershare Trust Company, N.A., as agent for
Wells Fargo Bank, National Association
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(667) 786-1992
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-SB			X
A-3			X
A-4			X
X-A			X
X-B			X
A-S			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

Reported Asset Review Trigger: As of February 18, 2026, the following Mortgage Loans identified below are 60 or more days delinquent and an Asset Review Trigger as defined in the Pooling and Servicing Agreement has occurred.

Loan Number 1	the Grove City Premium Outlets Mortgage Loan
Loan Number 8	the Radisson Hotel Freehold Mortgage Loan
Loan Number 12	the Gulfport Premium Outlets Mortgage Loan
Loan Number 13	the 696 Centre Mortgage Loan
Loan Number 16	the Princeton Pike Corporate Center Mortgage Loan
Loan Number 28	the Crossings at Halls Ferry Mortgage Loan

On February 18, 2026 a distribution was made to holders of the certificates issued by Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the loss information for the trust assets for the Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29 in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Loss Information as reported on February 18, 2026

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
4	18.03%	5	$551,161.01

No assets securitized by Bank of America, National Association, Morgan Stanley Mortgage Capital Holdings LLC, Starwood Mortgage Funding III LLC, and KeyBank National Association (each a "Securitizer") and held by Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from January 17, 2026 to February 18, 2026.

Bank of America, National Association filed its most recent Form ABS-15G on January 21, 2026. The CIK number for Bank of America, National Association is 0001102113.

Morgan Stanley Mortgage Capital Holdings LLC filed its most recent Form ABS-15G on February 17, 2026. The CIK number for Morgan Stanley Mortgage Capital Holdings LLC is 0001541557.

Starwood Mortgage Capital LLC, the direct parent of Starwood Mortgage Funding III LLC filed its most recent Form ABS-15G on February 12, 2026. The CIK number for Starwood Mortgage Capital LLC, the direct parent of Starwood Mortgage Funding III LLC is 0001682532.

KeyBank National Association filed its most recent Form ABS-15G on February 3, 2026. The CIK number for KeyBank National Association is 0001089877.

Part II - OTHER INFORMATION

Item 9. Other Information.

Trimont LLC, in its capacity as Master Servicer for Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29, affirms the following amounts in the respective accounts:

Collection Account Balance
Prior Distribution Date	01/16/2026	$467,341.18
Current Distribution Date	02/18/2026	$6,052,793.89

*REO Account Balance
Prior Distribution Date	01/16/2026	$0.00
Current Distribution Date	02/18/2026	$0.00
*As provided by Special Servicer

Computershare Trust Company, N.A., as agent for Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date	01/16/2026	$69,381.60
Current Distribution Date	02/18/2026	$113,271.69

Interest Reserve Account Balance
Prior Distribution Date	01/16/2026	$66,213.90
Current Distribution Date	02/18/2026	$111,130.59

Gain-on-Sale Reserve Account Balance
Prior Distribution Date	01/16/2026	$0.00
Current Distribution Date	02/18/2026	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the certificates issued by Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29, relating to the February 18, 2026 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Morgan Stanley Capital I Inc.
(Depositor)

/s/ Jane Lam
Jane Lam, President

Date: March 03, 2026